Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Property Subject to or Available for Operating Lease [Line Items]
Operating lease cost	$ 400
Operating lease		$ 908
Rent expense		500
Lease liability	$ 86		$ 520
Wireless Design Facility [Member] | Lake Mary Florida [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease		700
Lease liability		$ 200